 Deborah Sullivan
Assistant Vice President &
Assistant Counsel
December 19, 2001

VIA EDGAR

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA 22312

Re: Oppenheimer Concentrated Growth FundReg
No. 333-43610; File No. 811-10047

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is hereby being made under Rule 497 of the Securities Act of 1933, as amended, on behalf of Oppenheimer Concentrated Growth Fund (the “Registrant”). This filing includes a supplement dated December 19, 2001 to the Prospectus and Statement of Additional Information dated April 26, 2001.

If there are any questions, please contact the undersigned.

Very truly yours,

/s/ Deborah A. Sullivan

Deborah Sullivan
Assistant Vice President &
Assistant Counsel
(212) 323-0602

Enclosures

cc: Ronald M. Feiman - Mayer, Brown & Platt
Dan Fagan - KPMG LLP
Gloria LaFond